Discontinued Operations - Schedule of Net Income from Discontinued Operations (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Oct. 23, 2017	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales		$ 0	$ 0	$ 110,789
Cost of sales		0	0	72,615
Gross profit		0	0	38,174
Selling, general and administrative expenses		552	381	30,902
Restructuring charges		0	0	0
Depreciation and amortization		0	0	1,674
Total operating expenses		552	381	32,576
Operating (loss) income		(552)	(381)	5,598
Interest and other financial costs		0	0	3,683
Debt extinguishment charges		0	0	3,415
(Loss) income from discontinued operations		(552)	(381)	(1,500)
Income tax expense(benefit)		0	0	92
(Loss) income from discontinued operations, net of taxes		(552)	(381)	(1,592)
Gain on disposal, net of taxes	$ 37,682	0	0	37,682
Net (loss) income from discontinued operations,		$ (552)	$ (381)	$ 36,090
Weighted average common shares outstanding:
Basic		17,968	17,961	17,961
Diluted		17,968	17,961	18,393
Net (loss) income from discontinued operations per common share:
Basic		$ (0.03)	$ (0.02)	$ 2.01
Diluted		$ (0.03)	$ (0.02)	$ 1.96